LOSS PER SHARE (Schedule of Basic and Diluted Income Per Share) (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 ¥ / shares shares	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2015 ¥ / shares shares
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	130,091,977	130,091,977	130,631,867	134,546,772
Income (loss) per share - diluted
Loss per share - basic and diluted | (per share)	$ (0.34)	¥ (2.19)	¥ (2.00)	¥ (0.58)